UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-10221

AB TRUST

(Exact name of registrant as specified in charter)

1345 Avenue of the Americas, New York, New York 10105

(Address of principal executive offices) (Zip code)

Joseph J. Mantineo

AllianceBernstein L.P.

1345 Avenue of the Americas

New York, New York 10105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 221-5672

Date of fiscal year end: November 30, 2019

Date of reporting period: February 28, 2019

ITEM 1.	SCHEDULE OF INVESTMENTS.

AB Discovery Value Fund

Portfolio of Investments

February 28, 2019 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 98.9%
Financials - 23.4%
Banks - 10.8%
Associated Banc-Corp.	1,224,359	$28,503,078
Comerica, Inc.	383,808	33,433,515
Huntington Bancshares, Inc./OH	1,288,507	18,567,386
Sterling Bancorp/DE	1,871,149	38,040,459
Synovus Financial Corp.	931,109	36,946,405
Texas Capital Bancshares, Inc. (a)	562,083	34,303,925
Umpqua Holdings Corp.	2,062,648	37,498,941
Webster Financial Corp.	617,814	35,474,880
Zions Bancorp NA	1,006,855	51,450,290

		314,218,879

Consumer Finance - 1.0%
OneMain Holdings, Inc.	851,007	28,083,231

Insurance - 8.8%
American Financial Group, Inc./OH	363,124	36,188,938
Everest Re Group Ltd.	234,499	53,022,569
First American Financial Corp.	712,822	36,204,229
Hanover Insurance Group, Inc. (The)	172,908	20,525,909
Kemper Corp.	159,191	13,228,772
Old Republic International Corp.	1,255,146	26,182,345
Reinsurance Group of America, Inc.-Class A	354,220	51,181,248
Selective Insurance Group, Inc.	326,510	21,536,600

		258,070,610

Thrifts & Mortgage Finance - 2.8%
BankUnited, Inc.	1,190,686	43,448,132
Essent Group Ltd. (a)	915,811	39,508,087

		82,956,219

		683,328,939

Industrials - 15.0%
Aerospace & Defense - 0.8%
AAR Corp.	602,568	22,011,809

Air Freight & Logistics - 0.6%
Atlas Air Worldwide Holdings, Inc. (a)	338,928	18,213,991

Airlines - 3.6%
Alaska Air Group, Inc.	684,587	42,239,018
Hawaiian Holdings, Inc.	991,691	29,502,807
SkyWest, Inc.	637,358	34,442,826

		106,184,651

Commercial Services & Supplies - 0.8%
Steelcase, Inc.-Class A	1,397,408	24,468,614

Construction & Engineering - 3.6%
AECOM (a)	741,292	22,950,401
Granite Construction, Inc.	541,763	25,224,485
Quanta Services, Inc.	947,083	33,754,038
Tutor Perini Corp. (a)	1,278,973	24,070,272

		105,999,196

Company	Shares	U.S. $ Value
Electrical Equipment - 1.9%
EnerSys	239,943	$17,712,592
Regal Beloit Corp.	453,280	37,966,733

		55,679,325

Machinery - 2.1%
Oshkosh Corp.	445,856	34,692,055
SPX FLOW, Inc. (a)	162,382	5,605,427
Terex Corp.	612,935	20,588,487

		60,885,969

Trading Companies & Distributors - 1.6%
BMC Stock Holdings, Inc. (a)	1,056,648	20,213,676
MRC Global, Inc. (a)	1,520,242	25,631,280

		45,844,956

		439,288,511

Information Technology - 13.7%
Communications Equipment - 1.8%
Finisar Corp. (a)	809,999	19,836,876
NetScout Systems, Inc. (a)	1,170,946	32,048,792

		51,885,668

Electronic Equipment, Instruments & Components - 1.3%
Avnet, Inc.	853,834	37,133,241

IT Services - 3.0%
Amdocs Ltd.	452,729	25,158,150
Booz Allen Hamilton Holding Corp.	497,903	26,319,153
Genpact Ltd.	1,129,856	37,533,816

		89,011,119

Semiconductors & Semiconductor Equipment - 2.7%
Cypress Semiconductor Corp.	2,237,545	34,525,319
Kulicke & Soffa Industries, Inc.	690,692	16,106,938
MaxLinear, Inc.-Class A (a)	1,171,509	29,451,736

		80,083,993

Software - 3.5%
CommVault Systems, Inc. (a)	335,293	22,595,395
Nuance Communications, Inc. (a)	2,351,917	39,441,648
Verint Systems, Inc. (a)	770,051	41,005,216

		103,042,259

Technology Hardware, Storage & Peripherals - 1.4%
NCR Corp. (a)	1,417,413	39,715,912

		400,872,192

Real Estate - 11.5%
Equity Real Estate Investment Trusts (REITs) - 11.5%
American Campus Communities, Inc.	853,651	38,465,514
Camden Property Trust	475,939	46,684,856
Cousins Properties, Inc.	1,899,682	18,084,973
CubeSmart	1,372,615	42,056,924

Company	Shares	U.S. $ Value
Empire State Realty Trust, Inc.-Class A	2,373,633	$36,126,694
MGM Growth Properties LLC-Class A	1,105,117	33,993,399
Park Hotels & Resorts, Inc.	1,194,655	37,321,022
STAG Industrial, Inc.	1,427,995	39,526,902
Sun Communities, Inc.	393,948	44,740,674

		337,000,958

Consumer Discretionary - 9.3%
Auto Components - 1.7%
Cooper-Standard Holdings, Inc. (a)	353,111	21,225,502
Lear Corp.	191,111	29,062,250

		50,287,752

Diversified Consumer Services - 1.7%
Houghton Mifflin Harcourt Co. (a)	2,255,051	17,837,453
Sotheby’s (a)	717,626	31,482,253

		49,319,706

Hotels, Restaurants & Leisure - 1.1%
Bloomin’ Brands, Inc.	1,622,255	33,548,233

Household Durables - 2.2%
Lennar Corp.-Class A	694,812	33,337,080
Taylor Morrison Home Corp.-Class A (a)	1,774,731	29,762,239

		63,099,319

Specialty Retail - 1.5%
Michaels Cos., Inc. (The) (a)	1,721,838	24,346,789
Signet Jewelers Ltd.	672,622	18,907,405

		43,254,194

Textiles, Apparel & Luxury Goods - 1.1%
Skechers U.S.A., Inc.-Class A (a)	973,843	32,750,340

		272,259,544

Energy - 5.8%
Energy Equipment & Services - 3.1%
Dril-Quip, Inc. (a)	514,995	21,943,937
Helix Energy Solutions Group, Inc. (a)	648,276	4,797,242
Oil States International, Inc. (a)	1,095,007	18,768,420
Patterson-UTI Energy, Inc.	2,048,054	27,157,196
RPC, Inc. (b)	1,690,502	18,172,897

		90,839,692

Oil, Gas & Consumable Fuels - 2.7%
Cimarex Energy Co.	168,664	12,128,628
Oasis Petroleum, Inc. (a)	3,066,010	17,138,996
QEP Resources, Inc. (a)	3,503,194	27,184,786
SM Energy Co.	1,332,186	21,767,919

		78,220,329

		169,060,021

Company	Shares	U.S. $ Value
Materials - 5.5%
Chemicals - 2.6%
Orion Engineered Carbons SA	902,157	$25,143,116
Trinseo SA	588,565	29,540,077
Westlake Chemical Corp.	327,898	22,910,233

		77,593,426

Containers & Packaging - 1.9%
Graphic Packaging Holding Co.	2,425,990	29,548,558
Sealed Air Corp.	587,980	25,647,688

		55,196,246

Metals & Mining - 1.0%
Alcoa Corp. (a)	958,772	28,283,774

		161,073,446

Utilities - 5.3%
Electric Utilities - 3.5%
Alliant Energy Corp.	878,969	40,318,308
PNM Resources, Inc.	655,616	28,637,307
Portland General Electric Co.	685,152	34,353,521

		103,309,136

Gas Utilities - 1.0%
Southwest Gas Holdings, Inc.	346,706	28,409,090

Multi-Utilities - 0.8%
Black Hills Corp.	348,378	24,727,870

		156,446,096

Consumer Staples - 5.1%
Beverages - 1.1%
Cott Corp.	2,175,345	32,651,929

Food & Staples Retailing - 1.5%
US Foods Holding Corp. (a)	1,247,639	43,966,798

Food Products - 2.5%
Ingredion, Inc.	328,850	30,402,183
Nomad Foods Ltd. (a)	2,164,035	43,497,103

		73,899,286

		150,518,013

Health Care - 2.8%
Health Care Providers & Services - 1.8%
Molina Healthcare, Inc. (a)	220,723	29,715,937
WellCare Health Plans, Inc. (a)	83,876	21,269,276

		50,985,213

Life Sciences Tools & Services - 1.0%
ICON PLC (a)	212,568	29,755,269

		80,740,482

Company	Shares	U.S. $ Value
Communication Services - 1.5%
Media - 1.5%
Criteo SA (Sponsored ADR) (a)(b)	972,820	$26,402,335
Scholastic Corp.	415,196	17,566,942

		43,969,277

Total Common Stocks (cost $2,652,342,399)		2,894,557,479

SHORT-TERM INVESTMENTS - 1.6%
Investment Companies - 1.6%
AB Fixed Income Shares, Inc.-Government Money Market Portfolio-Class AB, 2.35% (c)(d)(e) (cost $45,920,545)	45,920,545	45,920,545

Total Investments Before Security Lending Collateral for Securities Loaned - 100.5% (cost $2,698,262,944)		2,940,478,024

INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED - 0.2%
Investment Companies - 0.2%
AB Fixed Income Shares, Inc.-Government Money Market Portfolio Class AB, 2.35% (c)(d)(e) (cost $5,525,796)	5,525,796	5,525,796

Total Investments - 100.7% (cost $2,703,788,740) (f)		2,946,003,820
Other assets less liabilities - (0.7)%		(21,121,167)

Net Assets - 100.0%		$2,924,882,653

(a)	Non-income producing security.
(b)	Represents entire or partial securities out on loan.
(c)	Affiliated investments.
(d)	The rate shown represents the 7-day yield as of period end.
(e)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(f)

As of February 28, 2019, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $432,128,492 and gross unrealized depreciation of investments was $(189,913,412), resulting in net unrealized appreciation of $242,215,080.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market.

Glossary:

ADR	-	American Depositary Receipt

AB Discovery Value Fund

February 28, 2019 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of February 28, 2019:

Investments in Securities:	Level 1		Level 2			Level 3			Total
Assets:
Common Stocks (a)	$2,894,557,479		$	– 0	–	$	– 0	–	$2,894,557,479
Short-Term Investments	45,920,545			– 0	–		– 0	–	45,920,545
Investments of Cash Collateral for Securities Loaned in Affiliated Money Market Fund	5,525,796			– 0	–		– 0	–	5,525,796

Total Investments in Securities	2,946,003,820			– 0	–		– 0	–	2,946,003,820
Other Financial Instruments (b)	– 0	–		– 0	–		– 0	–	– 0	–

Total (c)	$2,946,003,820			$–0	–		$–0	–	$2,946,003,820

(a)	See Portfolio of Investments for sector classifications.
(b)

Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, options written and swaptions written which are valued at market value.

(c)	There were no transfers between any levels during the reporting period.

The Fund recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The Adviser established the Valuation Committee (the “Committee”) to oversee the pricing and valuation of all securities held in the Fund. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and any third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily comparison of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

A summary of the Fund’s transactions in AB mutual funds for the three months ended February 28, 2019 is as follows:

Fund	Market Value 11/30/18 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 2/28/19 (000)	Dividend Income (000)
Government Money Market Portfolio	$73,031	$165,810	$192,920	$45,921	$	– 0	–
Government Money Market Portfolio*	22,602	50,276	67,352	5,526		79

Total	$95,633	$216,086	$260,272	$51,447		$79

*	Investments of cash collateral for securities lending transactions

AB International Value Fund

Portfolio of Investments

February 28, 2019 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 100.0%
Consumer Discretionary - 17.5%
Auto Components - 5.2%
Hankook Tire Co., Ltd.	54,470	$2,068,481
Magna International, Inc.-Class A	57,380	3,025,647
NGK Spark Plug Co., Ltd.	129,400	2,760,844
Valeo SA	57,650	1,812,733

		9,667,705

Automobiles - 5.1%
Honda Motor Co., Ltd.	102,900	2,905,902
Peugeot SA	149,730	3,807,026
Subaru Corp.	111,500	2,840,931

		9,553,859

Hotels, Restaurants & Leisure - 1.5%
GVC Holdings PLC	322,490	2,805,275

Household Durables - 3.2%
Nikon Corp.	179,600	2,722,857
Panasonic Corp.	351,200	3,245,688

		5,968,545

Textiles, Apparel & Luxury Goods - 2.5%
HUGO BOSS AG	32,610	2,411,736
Pandora A/S	41,650	2,185,572

		4,597,308

		32,592,692

Financials - 16.8%
Banks - 8.8%
Bank of Ireland Group PLC	451,386	2,932,707
BOC Hong Kong Holdings Ltd.	684,500	2,859,338
Erste Group Bank AG	104,400	3,937,175
ICICI Bank Ltd.	633,020	3,125,227
Mitsubishi UFJ Financial Group, Inc.	677,800	3,517,368

		16,371,815

Capital Markets - 2.3%
Credit Suisse Group AG (a)	350,423	4,321,733

Consumer Finance - 0.8%
Hitachi Capital Corp.	64,100	1,520,890

Insurance - 4.9%
Allianz SE	17,960	3,997,842
PICC Property & Casualty Co., Ltd.-Class H	1,886,000	2,257,340
Swiss Re AG	29,350	2,901,250

		9,156,432

		31,370,870

Industrials - 11.1%
Aerospace & Defense - 8.1%
AerCap Holdings NV (a)	35,470	1,601,116
Airbus SE	43,607	5,617,995
BAE Systems PLC	394,610	2,433,038
Leonardo SpA	268,720	2,706,713
MTU Aero Engines AG	12,890	2,762,809

		15,121,671

Company	Shares	U.S. $ Value
Airlines - 3.0%
Japan Airlines Co., Ltd.	100,400	$3,665,199
Qantas Airways Ltd.	490,816	1,995,442

		5,660,641

		20,782,312

Consumer Staples - 10.9%
Beverages - 1.0%
Coca-Cola Bottlers Japan Holdings, Inc.	68,300	1,762,515

Food Products - 3.3%
Orkla ASA	385,240	3,036,544
WH Group Ltd. (b)	3,579,000	3,173,697

		6,210,241

Household Products - 1.7%
Henkel AG & Co. KGaA (Preference Shares)	31,420	3,139,792

Tobacco - 4.9%
British American Tobacco PLC	141,280	5,179,761
Japan Tobacco, Inc.	158,500	4,036,678

		9,216,439

		20,328,987

Energy - 10.4%
Oil, Gas & Consumable Fuels - 10.4%
JXTG Holdings, Inc.	703,300	3,285,552
PetroChina Co., Ltd.-Class H	4,382,000	2,898,345
Petroleo Brasileiro SA (Preference Shares)	260,100	1,873,809
Repsol SA	225,848	3,886,800
Royal Dutch Shell PLC (Euronext Amsterdam)-Class A	196,250	6,114,529
Royal Dutch Shell PLC-Class A	41,481	1,293,046

		19,352,081

Health Care - 9.9%
Health Care Equipment & Supplies - 1.1%
Hoya Corp.	33,000	2,017,535

Pharmaceuticals - 8.8%
Novo Nordisk A/S-Class B	110,491	5,416,888
Ono Pharmaceutical Co., Ltd.	129,100	2,655,046
Roche Holding AG	21,810	6,052,803
Teva Pharmaceutical Industries Ltd. (Sponsored ADR) (a)	138,870	2,337,182

		16,461,919

		18,479,454

Materials - 9.7%
Chemicals - 3.7%
Air Water, Inc.	107,600	1,724,607
Johnson Matthey PLC	76,199	3,126,903
Tosoh Corp.	139,500	2,062,564

		6,914,074

Company	Shares	U.S. $ Value
Construction Materials - 1.6%
Buzzi Unicem SpA	147,280	$2,878,662

Containers & Packaging - 1.1%
BillerudKorsnas AB (c)	158,370	2,062,869

Metals & Mining - 3.3%
First Quantum Minerals Ltd.	144,240	1,654,000
Norsk Hydro ASA	597,510	2,466,103
Yamato Kogyo Co., Ltd.	74,600	2,064,896

		6,184,999

		18,040,604

Information Technology - 5.2%
Communications Equipment - 1.8%
Nokia Oyj	579,370	3,503,612

Semiconductors & Semiconductor Equipment - 2.4%
SCREEN Holdings Co., Ltd. (c)	33,300	1,333,026
Taiwan Semiconductor Manufacturing Co., Ltd.	409,000	3,138,552

		4,471,578

Technology Hardware, Storage & Peripherals - 1.0%
Samsung Electronics Co., Ltd.	46,030	1,842,205

		9,817,395

Communication Services - 4.7%
Diversified Telecommunication Services - 3.3%
China Unicom Hong Kong Ltd.	2,676,000	3,161,625
Nippon Telegraph & Telephone Corp.	70,600	3,051,519

		6,213,144

Entertainment - 1.4%
Nintendo Co., Ltd.	9,500	2,605,272

		8,818,416

Utilities - 2.3%
Electric Utilities - 1.1%
EDP-Energias de Portugal SA	566,653	2,077,632

Gas Utilities - 1.2%
ENN Energy Holdings Ltd.	216,000	2,229,044

		4,306,676

Real Estate - 1.5%
Real Estate Management & Development - 1.5%
Aroundtown SA	327,430	2,749,402

Total Common Stocks (cost $191,568,594)		186,638,889

Company	Shares	U.S. $ Value
SHORT-TERM INVESTMENTS - 0.8%
Investment Companies - 0.8%
AB Fixed Income Shares, Inc.-Government Money Market Portfolio-Class AB, 2.35% (d)(e)(f) (cost $1,453,630)	1,453,630	$1,453,630

Total Investments Before Security Lending Collateral for Securities Loaned - 100.8% (cost $193,022,224)		188,092,519

INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED - 0.7%
Investment Companies - 0.7%
AB Fixed Income Shares, Inc.-Government Money Market Portfolio-Class AB, 2.35% (d)(e)(f) (cost $1,210,044)	1,210,044	1,210,044

Total Investments - 101.5% (cost $194,232,268) (g)		189,302,563
Other assets less liabilities - (1.5)%		(2,775,485)

Net Assets - 100.0%		$186,527,078

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Bank of America, NA	USD	674	GBP	526	3/15/19	$24,202
Bank of America, NA	INR	19,909	USD	278	3/18/19	(2,701)
Barclays Bank PLC	CAD	4,946	USD	3,717	3/15/19	(42,592)
Barclays Bank PLC	GBP	398	USD	525	3/15/19	(2,960)
Barclays Bank PLC	ILS	5,258	USD	1,416	3/15/19	(35,363)
Barclays Bank PLC	JPY	86,980	USD	774	3/15/19	(7,376)
Barclays Bank PLC	NOK	61,578	USD	7,273	3/15/19	72,791
Barclays Bank PLC	USD	10,162	CHF	9,963	3/15/19	(169,007)
Barclays Bank PLC	USD	12,455	GBP	9,824	3/15/19	582,903
Barclays Bank PLC	USD	776	JPY	84,042	3/15/19	(21,465)
Barclays Bank PLC	USD	262	INR	18,748	3/18/19	2,215
Barclays Bank PLC	CNY	1,266	USD	186	4/17/19	(2,812)
Barclays Bank PLC	USD	506	CNY	3,421	4/17/19	4,363
Barclays Bank PLC	KRW	4,267,154	USD	3,794	5/16/19	(5,912)
Barclays Bank PLC	USD	1,767	KRW	1,982,033	5/16/19	(1,652)
Barclays Bank PLC	EUR	481	USD	558	6/17/19	5,954
BNP Paribas SA	EUR	858	USD	981	3/15/19	4,807
Citibank, NA	BRL	3,395	USD	910	3/06/19	5,971
Citibank, NA	USD	908	BRL	3,395	3/06/19	(4,267)
Citibank, NA	EUR	747	USD	857	3/15/19	6,653
Citibank, NA	JPY	55,263	USD	501	3/15/19	4,991
Citibank, NA	JPY	95,375	USD	852	3/15/19	(4,683)
Citibank, NA	USD	503	AUD	694	3/15/19	(10,155)
Citibank, NA	USD	1,691	CHF	1,673	3/15/19	(13,082)
Citibank, NA	USD	1,020	CLP	663,798	3/15/19	(7,879)
Citibank, NA	USD	1,052	EUR	911	3/15/19	(14,758)
Citibank, NA	USD	556	GBP	434	3/15/19	20,176
Citibank, NA	USD	575	JPY	63,408	3/15/19	(5,292)
Credit Suisse International	EUR	1,314	USD	1,504	3/15/19	7,769

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Credit Suisse International	USD	1,250	EUR	1,100	3/15/19	$2,585
Credit Suisse International	USD	5,573	GBP	4,267	3/15/19	89,638
Credit Suisse International	USD	1,927	JPY	211,585	3/15/19	(27,487)
Credit Suisse International	USD	659	SEK	5,910	3/15/19	(18,678)
Credit Suisse International	JPY	95,489	USD	872	6/17/19	7,765
Deutsche Bank AG	INR	51,586	USD	723	3/18/19	(4,073)
Goldman Sachs Bank USA	BRL	6,331	USD	1,693	3/06/19	7,958
Goldman Sachs Bank USA	USD	1,674	BRL	6,331	3/06/19	11,520
Goldman Sachs Bank USA	JPY	61,750	USD	561	3/15/19	6,213
Goldman Sachs Bank USA	USD	868	JPY	93,642	3/15/19	(26,707)
Goldman Sachs Bank USA	INR	40,084	USD	559	3/18/19	(6,281)
HSBC Bank USA	USD	784	NOK	6,730	3/15/19	3,414
JPMorgan Chase Bank, NA	EUR	492	USD	563	3/15/19	3,314
JPMorgan Chase Bank, NA	JPY	59,661	USD	545	3/15/19	9,586
JPMorgan Chase Bank, NA	JPY	117,357	USD	1,051	3/15/19	(3,203)
JPMorgan Chase Bank, NA	USD	1,676	AUD	2,305	3/15/19	(40,997)
JPMorgan Chase Bank, NA	USD	2,879	JPY	324,533	3/15/19	35,396
JPMorgan Chase Bank, NA	USD	840	JPY	92,046	3/15/19	(13,998)
JPMorgan Chase Bank, NA	USD	820	TRY	4,518	3/15/19	19,283
JPMorgan Chase Bank, NA	USD	560	GBP	434	6/17/19	18,369
Morgan Stanley & Co., Inc.	TWD	92,439	USD	3,043	3/14/19	42,724
Morgan Stanley & Co., Inc.	EUR	1,280	USD	1,469	3/15/19	12,255
Morgan Stanley & Co., Inc.	JPY	56,038	USD	518	3/15/19	14,475
Morgan Stanley & Co., Inc.	JPY	762,428	USD	6,810	3/15/19	(35,789)
Morgan Stanley & Co., Inc.	USD	6,929	AUD	9,613	3/15/19	(108,339)
Morgan Stanley & Co., Inc.	USD	1,309	EUR	1,135	3/15/19	(16,345)
Morgan Stanley & Co., Inc.	USD	767	NOK	6,560	3/15/19	327
Morgan Stanley & Co., Inc.	USD	3,036	SEK	27,247	3/15/19	(82,931)
Morgan Stanley & Co., Inc.	JPY	70,670	USD	647	6/17/19	7,611
Natwest Markets PLC	BRL	2,936	USD	786	3/06/19	4,637
Natwest Markets PLC	USD	785	BRL	2,936	3/06/19	(3,690)
Natwest Markets PLC	EUR	637	USD	732	3/15/19	6,957
Natwest Markets PLC	GBP	436	USD	553	3/15/19	(25,372)
Natwest Markets PLC	JPY	115,450	USD	1,070	3/15/19	33,420
Natwest Markets PLC	JPY	119,865	USD	1,064	3/15/19	(12,632)
Natwest Markets PLC	USD	1,000	JPY	111,711	3/15/19	2,788
Natwest Markets PLC	USD	616	JPY	68,082	3/15/19	(4,961)
Natwest Markets PLC	USD	935	EUR	817	6/17/19	3,255
Standard Chartered Bank	HKD	11,729	USD	1,498	3/15/19	3,011
Standard Chartered Bank	JPY	166,802	USD	1,485	3/15/19	(13,044)
Standard Chartered Bank	USD	589	JPY	66,080	3/15/19	4,605
Standard Chartered Bank	USD	1,053	JPY	113,665	3/15/19	(32,835)
Standard Chartered Bank	INR	12,905	USD	182	3/18/19	21
Standard Chartered Bank	INR	99,154	USD	1,362	3/18/19	(35,785)
Standard Chartered Bank	BRL	3,528	USD	945	4/02/19	7,441
Standard Chartered Bank	CNY	71,157	USD	10,474	4/17/19	(144,861)
Standard Chartered Bank	JPY	178,016	USD	1,616	6/17/19	6,129
State Street Bank & Trust Co.	AUD	505	USD	359	3/15/19	1,019
State Street Bank & Trust Co.	CAD	1,046	USD	799	3/15/19	3,543
State Street Bank & Trust Co.	CAD	373	USD	282	3/15/19	(1,706)
State Street Bank & Trust Co.	CHF	9,355	USD	9,532	3/15/19	148,610
State Street Bank & Trust Co.	EUR	2,665	USD	3,057	3/15/19	22,875
State Street Bank & Trust Co.	GBP	2,546	USD	3,282	3/15/19	(96,634)
State Street Bank & Trust Co.	ILS	2,454	USD	672	3/15/19	(5,794)
State Street Bank & Trust Co.	JPY	53,558	USD	490	3/15/19	9,406
State Street Bank & Trust Co.	JPY	7,800	USD	69	3/15/19	(790)
State Street Bank & Trust Co.	SEK	6,280	USD	681	3/15/19	388

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
State Street Bank & Trust Co.	USD	650	AUD	921	3/15/19	$3,643
State Street Bank & Trust Co.	USD	1,448	AUD	2,013	3/15/19	(19,608)
State Street Bank & Trust Co.	USD	501	CAD	668	3/15/19	7,091
State Street Bank & Trust Co.	USD	983	CHF	964	3/15/19	(15,640)
State Street Bank & Trust Co.	USD	9	EUR	8	3/15/19	33
State Street Bank & Trust Co.	USD	3,746	EUR	3,263	3/15/19	(30,881)
State Street Bank & Trust Co.	USD	1,089	GBP	834	3/15/19	17,602
State Street Bank & Trust Co.	USD	783	ILS	2,878	3/15/19	11,978
State Street Bank & Trust Co.	USD	116	JPY	13,000	3/15/19	528
State Street Bank & Trust Co.	USD	2,398	JPY	263,126	3/15/19	(35,559)
State Street Bank & Trust Co.	USD	2,409	NOK	20,950	3/15/19	40,913
State Street Bank & Trust Co.	USD	977	NOK	8,332	3/15/19	(2,759)
State Street Bank & Trust Co.	USD	473	NZD	686	3/15/19	(5,687)
State Street Bank & Trust Co.	CAD	376	USD	287	6/17/19	69
State Street Bank & Trust Co.	EUR	316	USD	364	6/17/19	1,000
State Street Bank & Trust Co.	EUR	554	USD	634	6/17/19	(1,258)
UBS AG	JPY	56,863	USD	523	3/15/19	12,798
UBS AG	USD	1,803	EUR	1,576	3/15/19	(8,436)

						$154,272

(a)	Non-income producing security.
(b)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security is considered restricted, but liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At February 28, 2019, the market value of this security amounted to $3,173,697 or 1.7% of net assets.

(c)	Represents entire or partial securities out on loan.
(d)	Affiliated investments.
(e)	The rate shown represents the 7-day yield as of period end.
(f)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(g)

As of February 28, 2019, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $18,245,250 and gross unrealized depreciation of investments was $(23,020,683), resulting in net unrealized depreciation of $(4,775,433).

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market.

Currency Abbreviations:

AUD	-	Australian Dollar
BRL	-	Brazilian Real
CAD	-	Canadian Dollar

CHF	-	Swiss Franc
CLP	-	Chilean Peso
CNY	-	Chinese Yuan Renminbi
EUR	-	Euro
GBP	-	Great British Pound
HKD	-	Hong Kong Dollar
ILS	-	Israeli Shekel
INR	-	Indian Rupee
JPY	-	Japanese Yen
KRW	-	South Korean Won
NOK	-	Norwegian Krone
NZD	-	New Zealand Dollar
SEK	-	Swedish Krona
TRY	-	Turkish Lira
TWD	-	New Taiwan Dollar
USD	-	United States Dollar

Glossary:

ADR	-	American Depositary Receipt

COUNTRY BREAKDOWN 1

26.3%	Japan
11.1%	United Kingdom
7.9%	Germany
7.0%	Switzerland
5.9%	France
5.6%	China
4.0%	Denmark
3.2%	Hong Kong
2.9%	Italy
2.9%	Norway
2.5%	Canada
2.4%	Ireland
2.1%	Austria
2.1%	South Korea
13.3%	Other
0.8%	Short-Term

100.0%	Total Investments

1

All data are as of February 28, 2019. The Fund’s country breakdown is expressed as a percentage of total investments and may vary over time. “Other” country weightings represent 2.1% or less in the following countries: Australia, Brazil, Finland, India, Israel, Portugal, Spain, Sweden, Taiwan and United States.

AB International Value Fund

February 28, 2019 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of February 28, 2019:

Investments in Securities:	Level 1		Level 2		Level 3			Total
Assets:
Common Stocks:
Consumer Discretionary	$7,622,955		$24,969,737		$	– 0	–	$32,592,692
Financials	– 0	–	31,370,870			– 0	–	31,370,870
Industrials	1,601,116		19,181,196			– 0	–	20,782,312
Consumer Staples	– 0	–	20,328,987			– 0	–	20,328,987
Energy	1,873,809		17,478,272			– 0	–	19,352,081
Health Care	2,337,182		16,142,272			– 0	–	18,479,454
Materials	1,654,000		16,386,604			– 0	–	18,040,604
Information Technology	– 0	–	9,817,395			– 0	–	9,817,395
Communication Services	– 0	–	8,818,416			– 0	–	8,818,416
Utilities	– 0	–	4,306,676			– 0	–	4,306,676
Real Estate	– 0	–	2,749,402			– 0	–	2,749,402
Short-Term Investments	1,453,630		– 0	–		– 0	–	1,453,630
Investments of Cash Collateral for Securities Loaned in Affiliated Money Market Fund	1,210,044		– 0	–		– 0	–	1,210,044

Total Investments in Securities	17,752,736		171,549,827	(a)		– 0	–	189,302,563
Other Financial Instruments (b):
Assets:
Forward Currency Exchange Contracts	– 0	–	1,388,988			– 0	–	1,388,988
Liabilities:
Forward Currency Exchange Contracts	– 0	–	(1,234,716)			– 0	–	(1,234,716)

Total (c)(d)	$17,752,736		$171,704,099		$	– 0	–	$189,456,835

(a)

A significant portion of the Fund’s foreign equity investments are categorized as Level 2 investments since they are valued using fair value prices based on third party vendor modeling tools to the extent available.

(b)

Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, options written and swaptions written which are valued at market value.

(c)	An amount of $ 4,245,146 was transferred from Level 1 to Level 2 due to the above mentioned foreign equity fair valuation using third party vendor modeling tools during the reporting period.
(d)	An amount of $2,339,349 was transferred from Level 2 to Level 1 as the above mentioned foreign equity fair valuation by the third party vendor was not applied during the reporting period.

The Fund recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The Adviser established the Valuation Committee (the “Committee”) to oversee the pricing and valuation of all securities held in the Fund. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily compare of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) Fund managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

A summary of the Fund’s transactions in AB mutual funds for the three months ended February 28, 2019 is as follows:

Fund	Market Value 11/30/18 (000)			Purchases at Cost (000)	Sales Proceeds (000)	Market Value 2/28/19 (000)	Dividend Income (000)
Government Money Market Portfolio	$	– 0	–	$7,616	$6,162	$1,454	– 0	–
Government Money Market Portfolio*		6,542		2,957	8,289	1,210	14

Total		$6,542		$10,573	$14,451	$2,664	$14

*	Investments of cash collateral for securities lending transactions

AB Value Fund

Portfolio of Investments

February 28, 2019 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 97.9%
Financials - 21.4%
Banks - 11.1%
Bank of America Corp.	443,231	$12,889,157
Comerica, Inc.	51,282	4,467,175
Wells Fargo & Co.	363,665	18,143,247
Zions Bancorp NA	128,855	6,584,491

		42,084,070

Consumer Finance - 5.0%
Capital One Financial Corp.	62,614	5,233,278
OneMain Holdings, Inc.	113,284	3,738,372
Synchrony Financial	307,609	10,031,129

		19,002,779

Insurance - 5.3%
Everest Re Group Ltd.	32,476	7,343,148
Fidelity National Financial, Inc.	215,392	7,558,105
Reinsurance Group of America, Inc.-Class A	38,107	5,506,081

		20,407,334

		81,494,183

Health Care - 13.2%
Biotechnology - 1.8%
Gilead Sciences, Inc.	105,408	6,853,628

Health Care Providers & Services - 2.2%
Cigna Corp. (a)	48,208	8,409,404

Pharmaceuticals - 9.2%
Novo Nordisk A/S (Sponsored ADR)	181,972	8,907,530
Pfizer, Inc.	302,189	13,099,893
Roche Holding AG (Sponsored ADR)	249,582	8,648,016
Teva Pharmaceutical Industries Ltd. (Sponsored ADR) (a)	243,381	4,096,102

		34,751,541

		50,014,573

Information Technology - 12.5%
Communications Equipment - 5.4%
Finisar Corp. (a)	166,432	4,075,920
Juniper Networks, Inc.	295,074	7,990,604
Nokia Oyj (Sponsored ADR)-Class A	1,382,970	8,422,287

		20,488,811

Software - 5.3%
Oracle Corp.	382,864	19,958,700

Technology Hardware, Storage & Peripherals - 1.8%
NCR Corp. (a)	99,386	2,784,796
Xerox Corp.	135,827	4,197,054

		6,981,850

		47,429,361

Company	Shares	U.S. $ Value
Communication Services - 10.5%
Entertainment - 1.5%
Twenty-First Century Fox, Inc.-Class A	112,794	$5,688,202

Media - 6.3%
Charter Communications, Inc.-Class A (a)	21,116	7,283,119
Comcast Corp.-Class A	430,001	16,628,139

		23,911,258

Wireless Telecommunication Services - 2.7%
T-Mobile US, Inc. (a)	145,181	10,483,520

		40,082,980

Energy - 9.6%
Energy Equipment & Services - 1.2%
Dril-Quip, Inc. (a)	35,539	1,514,317
RPC, Inc.	299,160	3,215,970

		4,730,287

Oil, Gas & Consumable Fuels - 8.4%
Cimarex Energy Co.	41,222	2,964,274
Devon Energy Corp.	151,642	4,474,956
EOG Resources, Inc.	123,351	11,594,994
Hess Corp.	93,878	5,430,842
Marathon Petroleum Corp.	117,007	7,255,604

		31,720,670

		36,450,957

Consumer Staples - 7.1%
Beverages - 2.5%
PepsiCo, Inc.	82,041	9,487,221

Food & Staples Retailing - 1.4%
US Foods Holding Corp. (a)	152,377	5,369,765

Tobacco - 3.2%
British American Tobacco PLC (Sponsored ADR)	81,369	2,989,497
Philip Morris International, Inc.	106,091	9,223,552

		12,213,049

		27,070,035

Consumer Discretionary - 6.0%
Auto Components - 2.6%
Lear Corp.	20,709	3,149,218
Magna International, Inc.-Class A	130,676	6,890,545

		10,039,763

Specialty Retail - 2.4%
Gap, Inc. (The)	175,738	4,463,745
Michaels Cos., Inc. (The) (a)	221,218	3,128,023
Signet Jewelers Ltd.	51,235	1,440,216

		9,031,984

Textiles, Apparel & Luxury Goods - 1.0%
Skechers U.S.A., Inc.-Class A (a)	111,969	3,765,517

		22,837,264

Company	Shares	U.S. $ Value
Utilities - 5.5%
Electric Utilities - 3.9%
American Electric Power Co., Inc.	120,295	$9,761,939
NextEra Energy, Inc.	27,820	5,222,371

		14,984,310

Multi-Utilities - 1.6%
NiSource, Inc.	223,841	6,039,230

		21,023,540

Industrials - 4.9%
Aerospace & Defense - 3.0%
Raytheon Co.	61,582	11,485,043

Airlines - 1.9%
Alaska Air Group, Inc.	56,651	3,495,367
JetBlue Airways Corp. (a)	214,321	3,579,160

		7,074,527

		18,559,570

Real Estate - 3.9%
Equity Real Estate Investment Trusts (REITs) - 3.9%
CubeSmart	91,776	2,812,017
Mid-America Apartment Communities, Inc.	68,297	7,074,203
Sun Communities, Inc.	43,590	4,950,516

		14,836,736

Materials - 3.3%
Chemicals - 2.5%
Mosaic Co. (The)	192,839	6,030,075
Westlake Chemical Corp.	49,103	3,430,827

		9,460,902

Metals & Mining - 0.8%
Alcoa Corp. (a)	100,613	2,968,084

		12,428,986

Total Common Stocks (cost $334,324,875)		372,228,185

SHORT-TERM INVESTMENTS - 1.9%
Investment Companies - 1.9%
AB Fixed Income Shares, Inc.-Government Money Market Portfolio-Class AB, 2.35% (b)(c)(d) (cost $7,034,861)	7,034,861	7,034,861

Total Investments - 99.8% (cost $341,359,736) (e)		379,263,046
Other assets less liabilities - 0.2%		826,328

Net Assets - 100.0%		$380,089,374

(a)	Non-income producing security.
(b)	Affiliated investments.

(c)	The rate shown represents the 7-day yield as of period end.
(d)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(e)

As of February 28, 2019, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $53,661,609 and gross unrealized depreciation of investments was $(15,758,299), resulting in net unrealized appreciation of $37,903,310.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market.

Glossary:

ADR	-	American Depositary Receipt

AB Value Fund

February 28, 2019 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of February 28, 2019:

Investments in Securities:	Level 1		Level 2			Level 3			Total
Assets:
Common Stocks (a)	$372,228,185		$	– 0	–	$	– 0	–	$372,228,185
Short-Term Investments	7,034,861			– 0	–		– 0	–	7,034,861

Total Investments in Securities	379,263,046			– 0	–		– 0	–	379,263,046
Other Financial Instruments (b)	– 0	–		– 0	–		– 0	–	– 0	–

Total (c)	$379,263,046		$	– 0	–	$	– 0	–	$379,263,046

(a)	See Portfolio of Investments for sector classifications.
(b)

Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, options written and swaptions written which are valued at market value.

(c)	There were no transfers between any levels during the reporting period.

The Fund recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The Adviser established the Valuation Committee (the “Committee”) to oversee the pricing and valuation of all securities held in the Fund. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and any third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily comparison of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

A summary of the Fund’s transactions in AB mutual funds for the three months ended February 28, 2019 is as follows:

Fund	Market Value 11/30/18 (000)		Purchases at Cost (000)	Sales Proceeds (000)	Market Value 2/28/19 (000)		Dividend Income (000)
Government Money Market Portfolio	$4,974		$30,336	$28,275	$7,035		$	– 0	–
Government Money Market Portfolio*	– 0	–	17,328	17,328	– 0	–		10

Total	$4,974		$47,664	$45,603	$7,035			$10

*	Investments of cash collateral for securities lending transactions

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no changes in the registrant’s internal controls over financial reporting that occurred during the second fiscal quarter of the period that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

The following exhibits are attached to this Form N-Q:

EXHIBIT NO.	DESCRIPTION OF EXHIBIT

3 (a) (1)	Certification of Principal Executive Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

3 (a) (2)	Certification of Principal Financial Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): AB Trust

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	April 23, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	April 23, 2019

By:	/s/ Joseph J. Mantineo
Joseph J. Mantineo
Treasurer and Chief Financial Officer

Date:	April 23, 2019